UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

      /s/ Kenneth A. Cowin     New York, NY     November 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $240,383 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      570    64000 SH  CALL SOLE                        0        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    19567   525000 SH       SOLE                   525000        0        0
ALCOA INC                      COM              013817101      752    57300 SH       SOLE                    57300        0        0
AMERICAN EXPRESS CO            COM              025816109     3407   100500 SH       SOLE                   100500        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    10100      100 SH       SOLE                      100        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1996    25000 SH       SOLE                    25000        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889      534   296600 SH  CALL SOLE                        0        0        0
CHUBB CORP                     COM              171232101    10082   200000 SH       SOLE                   200000        0        0
CHUBB CORP                     COM              171232101     9485   500000 SH  CALL SOLE                        0        0        0
COSTCO WHSL CORP NEW           COM              22160K105     5638   100000 SH       SOLE                   100000        0        0
DEERE & CO                     COM              244199105     5365   125000 SH       SOLE                   125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    10600  1000000 SH  CALL SOLE                        0        0        0
DEVON ENERGY CORP NEW          COM              25179M103    10100   150000 SH       SOLE                   150000        0        0
DIREXION SHS ETF TR            30YR BEAR ETF    25459W532     3185    52500 SH       SOLE                    52500        0        0
DIREXION SHS ETF TR            DLY LRG CAP BEAR 25459W854     1606    75000 SH       SOLE                    75000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     3535   110000 SH       SOLE                   110000        0        0
EXXON MOBIL CORP               COM              30231G102     6861   100000 SH       SOLE                   100000        0        0
GENERAL ELECTRIC CO            COM              369604103      637   618800 SH  CALL SOLE                        0        0        0
HOME DEPOT INC                 COM              437076102     6660   250000 SH       SOLE                   250000        0        0
ISHARES INC                    MSCI BRAZIL      464286400     1353    20000 SH       SOLE                    20000        0        0
ISHARES INC                    MSCI HONG KONG   464286871     1552   100000 SH       SOLE                   100000        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      216    13000 SH  CALL SOLE                        0        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184    10230   250000 SH       SOLE                   250000        0        0
JOHNSON & JOHNSON              COM              478160104     4567    75000 SH       SOLE                    75000        0        0
LEUCADIA NATL CORP             COM              527288104     6180   250000 SH       SOLE                   250000        0        0
LEUCADIA NATL CORP             COM              527288104       19     2000 SH  CALL SOLE                        0        0        0
LOWES COS INC                  COM              548661107     6806   325000 SH       SOLE                   325000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     8297   150000 SH       SOLE                   150000        0        0
MICROSOFT CORP                 COM              594918104     7716   300000 SH       SOLE                   300000        0        0
MICROSOFT CORP                 COM              594918104     6639   950000 SH  CALL SOLE                        0        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     8626   200000 SH       SOLE                   200000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     4275   250000 SH  CALL SOLE                        0        0        0
NOKIA CORP                     SPONSORED ADR    654902204     3655   250000 SH       SOLE                   250000        0        0
PETROBRAS ENERGIA PARTCPTNS    SP ADR B SHS     71646M102     3792   480000 SH  CALL SOLE                        0        0        0
PFIZER INC                     COM              717081103     3310   200000 SH       SOLE                   200000        0        0
POTASH CORP SASK INC           COM              73755L107    18972   210000 SH       SOLE                   210000        0        0
PROSHARES TR                   PSHS ULTRA QQQ   74347R206     5097   100000 SH       SOLE                   100000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    14303   325000 SH       SOLE                   325000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     2013   220000 SH  CALL SOLE                        0        0        0
SCHLUMBERGER LTD               COM              806857108     5960   100000 SH       SOLE                   100000        0        0
SCHLUMBERGER LTD               COM              806857108     2378   150000 SH  CALL SOLE                        0        0        0
WALGREEN CO                    COM              931422109     3747   100000 SH       SOLE                   100000        0        0
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